Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets

Category	Estimated useful life
Office and electronic equipment	5 years
Vehicles	3 to 4 years
Purchased software	2 to 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of estimated useful life of intangible assets

Category	Estimated useful life
Intellectual Property	2 to 4 years